S000065838 [Member] Expense Example - Northern Trust Developed Markets ex-US Quality Low Volatility ETF - FlexShares Developed Markets ex-US Quality Low Volatility Index Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	82
Expense Example, with Redemption, 10 Years	$ 189